Pensions and Other Post-Employment Benefit Plans - Schedule of Pension Obligations Recognized in Consolidated Statement of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Current liabilities	₽ 615	₽ 772
Non-current liabilities	4,933	3,819
Total net pension obligations	₽ 5,548	₽ 4,591	₽ 4,361	₽ 4,445